Share capital and share based payments - Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments (Details)																								12 Months Ended
	Dec. 31, 2023 shares employee € / shares	Dec. 21, 2023 shares share	Jul. 06, 2023 share	Apr. 14, 2023 shares share € / shares	Dec. 16, 2022 shares	Dec. 12, 2022 shares	Oct. 03, 2022 shares	Feb. 14, 2022 shares	Oct. 01, 2021 shares	Jul. 22, 2021 shares	Aug. 05, 2020 shares	Jul. 13, 2020 shares	Jul. 03, 2019 shares	Apr. 29, 2019 shares	Jan. 14, 2019 shares	Apr. 03, 2018 shares	Sep. 20, 2017 shares	Dec. 30, 2016 shares	Oct. 21, 2016 shares	Jul. 01, 2015 shares	Apr. 27, 2015 shares	Jul. 16, 2014 shares	Jul. 17, 2013 shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | share				223,593
Warrants
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								12,820,670	10,428,877	8,200,356
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								3,057,735	1,711,671	1,112,601
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								3,271,690	2,684,141	2,061,019
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	6,491,245																							6,491,245	6,033,065	5,026,736
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	7,242,172																							7,242,172	6,784,637	5,778,308
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								650,000	650,000	650,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								25,000	25,000	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								625,000	625,000	625,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.04																							€ 2.04	€ 2.04	€ 2.04
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								146,050	146,050	146,050
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								12,250	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			32,550																					133,800	86,700	85,950
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	59,350	60,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	59,350	60,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.04			€ 2.04																				€ 2.04	€ 2.04	€ 2.04
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																				1,050,382				1,050,382	1,050,382	1,050,382
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								2,720	2,720	2,720
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								1,940	1,940	1,940
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,045,722																							1,045,722	1,045,722	1,045,722
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	1,045,722																							1,045,722	1,045,722	1,045,722
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 7.20																							€ 7.20	€ 7.20	€ 7.20
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			2,000					2,000	2,000	2,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								550	550	550
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								250	250	250
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,200																							1,200	1,200	1,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	156,000																							156,000	156,000	156,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			2,486					2,486	2,486	2,486
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								251	251	251
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								172	167	167
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	2,063																							2,063	2,068	2,068
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	268,190																							268,190	268,840	268,840
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			50,000					50,000	50,000	50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								50,000	50,000	50,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																			3,000					3,000	3,000	3,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																									3,000	3,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	333,000																							333,000	333,000	333,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Management 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																		250,000						250,000	250,000	250,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								250,000	250,000	250,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP Employees 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								5,725	5,725	5,725
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								5,725	5,725	5,725
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP Management 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								2,400	2,400	2,400
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								2,400	2,400	2,400
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Employee 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																28,556								114,500	114,500	114,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								4,000	4,000	4,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								110,500	110,500	110,500
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Bonus 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)															90,650									67,028	67,028	67,028
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								469	469	469
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								66,559	66,559	66,559
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP Perf Employees 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								327,500	327,500	327,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								224,375	224,375	224,375
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								103,125	103,125	103,125
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP Perf Management 2018-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								260,000	260,000	260,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								150,000	150,000	150,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								110,000	110,000	110,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Employees 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								90,650	90,650	90,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								5,000	5,000	5,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								85,650	85,650	85,650
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)														25,000										25,000	25,000	25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								25,000	25,000	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	25,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Bonus 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)													57,376											57,376	57,376	57,376
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								57,376	57,376	57,376
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP 2019 Employees 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								546,700	546,700	546,700
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								375,150	375,150	189,900
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								171,550	171,550	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																									0	356,800
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	356,800
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGAP 2019 Management 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								355,000	355,000	355,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								207,500	207,500	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								147,500	147,500	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																									0	325,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	325,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Bonus 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)												79,861												79,861	79,861	79,861
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								17,885	17,885	17,885
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								61,976	61,976	48,362
Number of other equity instruments outstanding in share-based payment arrangement (in shares)																									0	13,614
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	13,614
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											769,202													766,650	766,650	766,650
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								681,420	286,306	249,826
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	85,230																							85,230	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	480,344	516,824
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	480,344	516,824
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)											710,000													710,000	710,000	710,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								580,000	60,000	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	130,000																							130,000	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	650,000	680,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	650,000	680,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)										125,748														125,748	125,748	125,748
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								125,748	125,748	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	125,748
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	125,748
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									1,066,600															1,066,600	1,066,600	1,066,600
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								247,300	95,600	17,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	819,300																							819,300	971,000	1,049,100
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	819,300																							819,300	971,000	1,049,100
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)									610,000															610,000	610,000	610,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								130,000	90,000	30,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	480,000																							480,000	520,000	580,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	480,000																							480,000	520,000	580,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
AGA "Plan Epargne Entreprise" 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)								138,960																138,960	138,960
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								138,960	138,960
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)							128,061																	128,061	128,061
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								128,061	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	128,061	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	128,061
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)						1,371,500																		1,371,500	1,371,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								198,000	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,173,500																							1,173,500	1,371,500	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	1,173,500																							1,173,500	1,371,500
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)						550,000																		550,000	550,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	550,000																							550,000	550,000	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	550,000																							550,000	550,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0
AGA "Plan Epargne Entreprise" 2023
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)				163,293																				163,293
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								163,293
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								25,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	25,000																							25,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	25,000																							25,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		1,403,500																						1,403,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								4,500
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		1,403,500																						0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	1,399,000																							1,399,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	1,399,000																							1,399,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)		750,000																						750,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		750,000																						0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	750,000																							750,000	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	750,000																							750,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0
Stock Options 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								102,000	102,000	102,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								102,000	102,000	102,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 0																							€ 0	€ 0	€ 0
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																								225,000	225,000	225,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								25,000	25,000	25,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								200,000	200,000	200,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	0	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	0	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 1.77																							€ 1.77	€ 1.77	€ 1.77
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																							237,500	237,500	237,500	237,500
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								12,500	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			33,860																					225,000	191,140	191,140
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	0																							0	46,360	46,360
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	0																							0	46,360	46,360
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.36																							€ 2.36	€ 2.36	€ 2.36
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																						150,000		150,000	150,000	150,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								75,000	75,000	75,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	75,000																							75,000	75,000	75,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	75,000																							75,000	75,000	75,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 8.65																							€ 8.65	€ 8.65	€ 8.65
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																					70,000			70,000	70,000	70,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	70,000																							70,000	70,000	70,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	70,000																							70,000	70,000	70,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 9.59																							€ 9.59	€ 9.59	€ 9.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																				14,200				14,200	14,200	14,200
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	14,200																							14,200	14,200	14,200
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	14,200																							14,200	14,200	14,200
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 14.05																							€ 14.05	€ 14.05	€ 14.05
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)																	37,000							37,000	37,000	37,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	37,000																							37,000	37,000	37,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	37,000																							37,000	37,000	37,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 11.00																							€ 11.00	€ 11.00	€ 11.00
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)					40,000																			40,000	40,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								31,740	31,740
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0	0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	8,260																							8,260	8,260	0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	8,260																							8,260	8,260	0
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.31																							€ 2.31	€ 2.31
BSA 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of free shares granted (in shares)					50,000																			50,000
Number of other equity instruments forfeited in share-based payment arrangement (in shares)																								12,000
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)																								0
Number of other equity instruments outstanding in share-based payment arrangement (in shares)	38,000																							38,000
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	38,000																							38,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in EUR per share) | € / shares	€ 2.26																							€ 2.26